Decommissioning Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Estimated future cash flows required to settle the obligation	$ 14,000	$ 5,000
Credit-adjusted risk-free rate	4.40%	5.00%
Inflation Rate	2.00%	2.00%
Restricted Cash	$ 186	$ 0
Bottom of range
Disclosure of other provisions [line items]
Expected settlement of decommissioning liabilities	$ 230